                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3-31-99
                                              -----------
Check here if Amendment [   ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):       [   ] is a restatement.
                                          [   ] adds new holdings
                                                entries.

Institutional Investment Manager Filing this Report:

Name:     RREEF America, L.L.C.
          ------------------------------------------
Address:  875 N. Michigan Ave, 41st Fl
          ------------------------------------------
          Chicago, Illinois   60611
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:   28-
                           -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Newman
         -------------------------------------------
Title:   Sr. Trader
         -------------------------------------------
Phone:   312-266-9300
         -------------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel J. Newman               Chicago, IL               5-14-99
-----------------------     ---------------------------  ----------------
[Signature]                 [City, State]                [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-
         ------------          --------------------------------
    [Repeat as necessary.]


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
                                                             RREEF America, L.L.C.
                                                              PORTFOLIO APPRAISAL
                                                                MARCH 31, 1999

                          SECURITY                                 UNIT       TOTAL                   MARKET         PER
QUANTITY         CUSIP     SYMBOL       SECURITY                   COST       COST         PRICE      VALUE         ASSETS   YIELD
--------------- --------- ------- --------------------------     --------  -------------   ------   -------------   -------  -----
COMMON STOCK
 RETAIL
       793,900  104580105  btr    BRADLEY REAL ESTATE COM         19.97    15,852,443.64   17.87    14,190,962.50    1.08    7.83
     1,343,000  251591103  ddr    DEVELOPERS DIVERS RLTY COM      18.30    24,582,498.74   14.31    19,221,687.50    1.46    9.15
       764,050  465917102  jdn    JDN RLTY CORP COM               20.88    15,954,414.88   19.87    15,185,493.75    1.15    7.25
       418,600  49446R109  kim    KIMCO REALTY CORP COM           37.98    15,899,933.58   36.87    15,435,875.00    1.17    5.21
        65,000  758939102  reg    REGENCY RLTY CORP COM           22.76     1,479,531.94   18.75     1,218,750.00    0.09    9.39
                                                                          --------------           --------------    ----    ----
                                                                           73,768,822.78            65,252,768.75    4.96    7.49

REGIONAL MALLS
     1,468,300  370021107  ggp    GENERAL GROWTH PPTYS COM        34.25    50,283,696.97   32.44    47,627,981.25    3.62    5.80
       768,100  554382101  mac    MACERICH CO COM                 23.52    18,066,297.65   22.69    17,426,268.75    1.32    8.11
       750,500  601148109  mls    MILLS CORP COM                  23.89    17,933,027.66   17.94    13,462,093.75    1.02   10.87
        35,300  779273101  rse    ROUSE CO COM                    26.83       946,986.75   22.19       783,218.75    0.06    5.05
     2,465,731  828806109  spg    SIMON DEBARTOLO GROUP, INC.     29.42    72,553,868.05   27.44    67,653,494.31    5.14    7.36
                                                                          --------------           --------------    ----   -----
                                                                          159,783,877.08           146,953,056.81   11.17    7.25

APARTMENTS
     1,298,173  03748R101  aiv    APARTMENT INVT & MGMT CL A      34.49    44,777,965.04   36.25    47,058,771.25    3.58    6.21
     2,028,473  039581103  asn    ARCHSTONE COMMUNITIES TR        20.93    42,459,667.97   20.12    40,823,019.12    3.10    7.06
     1,702,471  053484101  avb    AVALON BAY COMMUNITIES          32.18    55,855,239.17   31.87    54,266,276.19    4.12    6.40
        19,910  133131102  cpt    CAMDEN PPTY TR SH BEN INT       26.38       525,169.67   24.75       492,774.97    0.04    8.16
     1,060,963  29476L107  eqr    EQUITY RESIDENT PPTYS SH BEN I  41.66    44,204,539.74   41.25    43,764,723.75    3.33    6.50
     1,218,300  297178105  ess    ESSEX PPTY TR INC COM           29.68    36,164,144.99   26.12    31,828,087.50    2.42    7.66
         8,700  362418105  gbp    GABLES RESIDENTIAL TR SH BEN I  22.60       196,609.56   21.94       190,856.25    0.01    9.12
         7,755  590441101  mryp   MERRY LD PROPERTIES INC.         6.18        47,902.87    5.87        45,560.62    0.00    0.00
       407,000  832197107  srw    SMITH CHARLES RESIDNTL COM      29.24    11,900,050.10   30.81    12,540,687.50    0.95    6.75
       403,600  931210108  wdn    WALDEN RESIDENT PPTYS COM       23.66     9,550,831.52   17.62     7,113,450.00    0.54   10.95
                                                                          --------------           --------------    ----   -----
                                                                          245,682,120.63           238,124,207.17   18.10    6.82

HOTEL
       128,460  226153104  clj    CRESTLINE CAPITAL CORP          16.56     2,127,357.45   15.37     1,975,072.50    0.15    0.00
       193,600  31430F101  fch    FELCOR LODGING                  26.97     5,221,028.79   23.19     4,489,100.00    0.34    9.49
     2,064,260  44107P104  hmt    HOST MARRIOTT CORP              13.20    27,254,812.17   11.12    22,964,894.72    1.75    2.52
     2,317,183  58984Y103  mhx    MERISTAR HOSPITALITY CORP.      24.71    57,248,477.06   18.19    42,143,774.91    3.20   11.11
       626,900  589988104  mmh    MERISTAR HOTELS & RESORTS        4.19     2,628,060.31    2.75     1,723,975.00    0.13    0.00
     1,187,599  703352203  pah    PATRIOT AMERN HOSPTLTY          13.00    15,442,400.35    5.12     6,086,444.82    0.46   24.98
       714,368  85590A203  hot    STARWOOD HOTELS & RESORTS
                                    WORLDWIDE INC.                30.81    22,010,456.95   28.56    20,404,144.57    1.53    7.28
                                                                          --------------           --------------   -----   -----
                                                                          131,932,593.08            99,787,406.52    7.58    8.71

INDUSTRIAL
     1,597,419  00163T109  amb    AMB CORP.                       21.54    34,408,976.12   20.75    33,146,444.25    2.52    6.60
     1,915,000  531172104  lry    LIBERTY PPTY TR SH BEN INT      23.29    44,608,364.51   20.75    39,736,250.00    3.02    8.10
     1,578,463  743410102  pld    PROLOGIS TR                     20.79    32,818,211.68   20.50    32,358,491.50    2.46    6.21

                                                               1

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                                                             RREEF America, L.L.C.
                                                              PORTFOLIO APPRAISAL
                                                                MARCH 31, 1999


                          SECURITY                                 UNIT       TOTAL                   MARKET         PER
QUANTITY         CUSIP     SYMBOL       SECURITY                   COST       COST         PRICE      VALUE         ASSETS   YIELD
--------------- --------- ------- --------------------------     -------  --------------   ------  --------------   -------  -----
       517,600  94856P102  wks    WEEKS CORP COM                  28.77    14,890,885.22   28.56    14,783,950.00    1.12    6.51
                                                                          --------------           --------------   -------  -----
                                                                          126,726,437.54           120,025,135.75    9.12    6.98


OFFICE

     2,261,400  039793104  ari    ARDEN REALTY GROUP INC.         26.06    58,930,462.24   22.25    50,316,150.00    3.82    7.55
        37,800  076446301  bed    BEDFORD PPTY INVS INC COM LEGE  16.95       640,627.50   14.62       522,825.00    0.04    9.03
     2,422,650  144418100  cre    CARR RLTY CORP COM              26.91    65,182,331.02   22.06    53,449,715.62    4.06    8.39
        51,900  21922H103  cpp    CORNERSTONE PROPERTIES, INC     15.96       828,442.44   14.62       759,037.50    0.06    8.21
     1,363,400  225756105  cei    CRESCENT REAL-ESTATE COM        21.52    29,345,940.32   21.50    29,343,100.00    2.23    7.07
     6,364,762  294741103  eop    EQUITY OFFICE PROPERTIES TRUST  26.76   170,347,024.90   25.37   161,505,835.75   12.28    5.04
     1,238,050  49427F108  krc    KILROY REALTY CORP              20.98    25,979,673.41   20.50    25,380,025.00    1.93    7.90
     2,068,500  554489104  cli    MACK CALI REALTY CORP COM       30.19    62,451,747.63   29.37    60,762,187.50    4.62    6.81
        21,100  70159Q104  pky    PARKWAY PROPERTIES              26.42       557,567.50   28.19       594,756.25    0.05    4.97
     1,556,900  78440X101  slg    SL GREEN REALTY CORP            21.31    33,183,092.05   18.81    29,289,181.25    2.23    7.44
       181,900  848497103  spk    SPIEKER PPTYS INC COM           34.51     6,276,853.35   35.25     6,411,975.00    0.49    6.47
       841,600  89185E109  tow    TOWER REALTY                    19.64    16,525,113.78   18.94    15,937,800.00    1.21    8.92
     1,800,500  896938107  tzh    TRIZEC HAHN CORPORATION         21.31    38,361,042.94   18.43    33,189,685.55    2.52    1.52
                                                                          --------------           --------------   -----    ----
                                                                          508,609,919.08           467,462,274.42   35.50    6.27


SELF-STORAGE
     1,818,586  74460D109  psa    PUBLIC STORAGE INC COM          25.24    45,907,248.65   25.00    45,464,650.00    3.46    3.52

DIVERSIFIED
       101,300  37803P105  glb    GLENBOROUGH REALTY TRUST        17.55     1,777,815.00   17.00     1,722,100.00    0.13    9.88
     3,540,289  5087417    scus   SECURITY CAPITAL US REALTY      13.60    48,147,930.40    7.85    27,791,268.65    2.11    0.00
        52,155  92904N103  voo    VORNADO OPERATING CO             8.36       436,056.51    6.00       312,930.00    0.02    0.00
       977,600  929042109  vno    VORNADO RLTY TR SH BEN INT      38.06    37,202,839.01   34.50    33,727,200.00    2.56    4.64
                                                                          --------------           --------------   -----   -----
                                                                           87,564,640.92            63,553,498.65    4.81    2.73
                                                                        ----------------           --------------   -----   -----
                                                                        1,379,975,659.76         1,246,622,998.07   94.75    6.54

CASH AND EQUIVALENTS
                           cash    CASH                                    56,875,708.01            56,875,708.01    4.32    0.00
                           divaccr DIVIDENDS RECEIVABLE                    10,983,458.33            10,983,458.33    0.83    0.00
                                                                           -------------         ----------------    ----    ----
                                                                           67,859,166.34            67,859,166.34    5.19    0.00

PREFERRED STOCK
        15,408  828806406  spg.pr  SIMON PROPERTY PFD 6.5% SERIES 83.00     1,278,864.00   76.81     1,183,527.00    0.09    0.00

TOTAL PORTFOLIO                                                         1,449,113,690.10         1,315,665,691.41  100.04    6.19


                                                               2

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                                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                         -----------------

Form 13F Information Table Entry Total:
                                         -----------------

Form 13F Information Table Value Total: $
                                         -----------------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.       Form 13F File Number         Name

                  28-
     -------         ------------          -------------------------------

      [Repeat as necessary.]